Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) - 12 months ended Jun. 30, 2019 - Tasly	USD ($)	$ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from closing of strategic alliance	$ 0
Equity Purchase Fee
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from closing of strategic alliance	$ 20,000,000
Sale of equity, price per share | $ / shares		$ 1.86
Premium percentage, used to calculate equity purchase price per share	20.00%